Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt	Carrying amounts of long-term debt and related estimated fair values as of December 31, 2020 and 2019 are disclosed in the following table. The fair value hierarchy is described in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

	December 31,
	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 4.45%, due 2020	$—	$—	$125,000	$126,673
Notes, 6.1%, due 2041	125,000	174,858	125,000	162,666
Notes, 3.875%, due 2022	250,000	258,825	250,000	258,550
Notes, 4.875%, due 2043	250,000	317,190	250,000	291,928
Notes, 3.8%, due 2046	300,000	347,046	300,000	308,307
Notes, 3.7%, due 2028	300,000	344,553	300,000	320,685
Notes, 4.15%, due 2049	300,000	370,278	300,000	330,138
Notes, 2.2%, due 2030	450,000	474,552	—	—
8% Series, due 2026	75,000	99,723	75,000	96,905
Medium-term notes, 7.78% series, due 2022	25,000	26,663	25,000	27,500
Medium-term notes, 7.92% series, due 2027	25,000	33,802	25,000	32,543
Medium-term notes, 6.76% series, due 2027	7,500	9,613	7,500	9,156
Unamortized discount and debt issuance costs	(17,822)		(14,450)
	2,089,678		1,768,050
Revolving credit facility and commercial paper	150,000	150,000	150,000	150,000
Industrial development revenue bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(1,472)		(1,717)
	198,528		198,283
Less: current maturities	—		(125,000)
Long-term debt, less current maturities – Southwest Gas Corporation	$2,438,206		$1,991,333
Centuri:
Centuri term loan facility	$226,648	230,824	$244,812	252,182
Unamortized debt issuance costs	(820)		(1,101)
	225,828		243,711
Centuri secured revolving credit facility	26,626	26,645	60,021	60,057
Centuri other debt obligations	81,973	84,246	43,929	44,787
Less: current maturities	(40,433)		(38,512)
Long-term debt, less current maturities – Centuri	$293,994		$309,149
Consolidated Southwest Gas Holdings, Inc.:
Southwest Gas Corporation long-term debt	$2,438,206		$2,116,333
Centuri long-term debt	334,427		347,661
Less: current maturities	(40,433)		(163,512)
Long-term debt, less current maturities – Southwest Gas Holdings, Inc.	$2,732,200		$2,300,482

Summary of Effective Interest Rates on Variable-Rate IDRBs
The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31,
	2020	2019
2003 Series A	0.80%	2.51%
2008 Series A	0.83%	2.46%
2009 Series A	0.76%	2.37%
Tax-exempt Series A	0.87%	2.32%

Estimated Maturities of Long-Term Debt
Estimated maturities of long-term debt for the next five years are:

(Thousands of dollars)	Southwest	Centuri	Total
2021	$—	$40,433	$40,433
2022	275,000	45,433	320,433
2023	—	219,638	219,638
2024	—	11,284	11,284
2025	150,000	9,076	159,076